SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2023
SHAREHOLDERS' EQUITY [Abstract]
Authorized, Issued and Outstanding Common Shares Roll-forward
Authorized, issued and outstanding common shares roll-forward is as follows:

	Authorized Shares	Issued and Outstanding Shares	Common Stock
Balance as of January 1, 2021	360,000,000	151,446,112	1,514
$60 million 2020 ATM	-	22,025,979	220
$60 million 2021 ATM	-	10,222,105	102
Balance as of December 31, 2021	360,000,000	183,694,196	1,836
$60 million 2021 ATM	-	10,764,990	108
$60 million 2022 ATM	-	14,337,258	143
Balance as of December 31, 2022	360,000,000	208,796,444	2,087
$60 million 2022 ATM	-	-	-
Balance as of December 31, 2023	360,000,000	208,796,444	2,087